Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue.
Lease component	$ 1,534,415	$ 1,233,816	$ 1,026,103
Services component	426,884	345,914	377,046
Total revenue	$ 1,961,299	$ 1,579,730	$ 1,403,149